RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Feishang Enterprise	[1],[2]			$ 72	¥ 495	¥ 3,019
Anka Capital Limited	[3],[4]			422	2,913	2,691
Payable to related companies		$ 843	¥ 6,117	494	3,408	5,710
Feishang Group	[1],[5]			1,037	7,153	14,050
Payable to the Shareholder:				1,037	7,153	14,050
Qianhai Industrial	[6],[7]					5,048
Dividend payables to related companies						5,048
Anka	[3]			148		372		¥ 1,022
Lease liabilities to related parties		100		$ 148		¥ 372	¥ 725	1,022
Payable to the Shareholder:		25,375					184,054	7,153
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[8],[9]	312	2,262		495
Guizhou Feishang Energy Co [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[8],[10]	110	800
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[11]	421	¥ 3,055		¥ 2,913
Lease liabilities to related parties	[11]	100					725	1,022
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[8],[12]	987					7,153	7,153
Feishang Group One [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[8],[13]	$ 24,388					¥ 176,901

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[6]	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[7]	The dividend payable to Qianhai Industrial represents the declared dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021 prior to the acquisition of PST Technology and its subsidiaries by the Group. It was paid by Shenzhen Qianhai as of December 31, 2022.
[8]	Feishang Enterprise, Feishang Group and Guizhou Feishang are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[9]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[10]	The payable to Guizhou Feishang represents the net amount of advances from Guizhou Feishang. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[11]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[12]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[13]	The payable to Feishang Group represents the net amount of acquisition of mining rights in Zimbabwe. For more details, please refer to Note 20 (b).